RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2020 USD ($)
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	¥ 28,070	¥ 51,590			$ 3,964
Service provided by the related parties	23,520	47,054	¥ 1,391	¥ 13,030
58.com
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	28,070	51,590
Service provided by the related parties	¥ 23,520	¥ 47,054
Baidu
RELATED PARTY BALANCES AND TRANSACTIONS
Service provided by the related parties			¥ 1,391	780
Baogu
RELATED PARTY BALANCES AND TRANSACTIONS
Service provided by the related parties				10,747
Xiao Qing
RELATED PARTY BALANCES AND TRANSACTIONS
Service provided by the related parties				¥ 1,503